Organization (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions
Holu Hou Energy LLC (“HHE”)	October 19, 2021	USA	51%	Solar energy business

Schedule of wholly owned consolidated VIEs and discontinued operation disclosures
	For the year ended December 31,	The period starting from January 1 to October 29,
	2019	2020
	$	$
Net revenues	39,836	29,023
Cost of revenues	(24,748)	(21,637)

Total gross profit	15,088	7,386

Operating expenses:
Sales and marketing expenses	(13,213)	(4,598)
General and administrative expenses	(4,907)	(540)
Research and development expenses	(1,147)	(938)

Total operating expenses	(19,267)	(6,076)

Operating (loss) income	(4,179)	1,310

Interest income, net	28	4
Other (expense) income, net	-	(12)

(Loss) income from discontinued operation, before income taxes	(4,151)	1,302

Income tax benefit (expense)	-	-

(Loss) income from discontinued operations	(4,151)	1,302

Less: net income (loss) attributable to noncontrolling interest	(1,330)	-

Net (loss) income attributable to Borqs Technologies, Inc.	(2,821)	1,302

Schedule of wholly owned consolidated VIEs and cash flow disclosures
	For the years ended December 31,	The period starting from January 1 to October 29,
	2019	2020
	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(4,151)	1,302
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Impairment of doubtful debt	2,241	(300)
MNVO BU management compensation	1,497	-
Deferred income tax benefits	(29)	-
Changes in operating assets and liabilities	(1,321)	(2,557)

Net cash used in operating activities	(1,763)	(1,555)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(92)	(37)
Purchases of intangible assets	(706)	(355)
Proceeds from disposal of non-controlling interest	5,296	-
Payments to acquiring non-controlling interest	(1,497)	-

Net cash provided by (used in) investing activities	3,001	(392)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank and other borrowings	(36)	-

Net cash generated from (used in) financing activities	(36)	-

Effect of foreign exchange rate changes on cash and short-term investment	50	38

Net change in cash and cash equivalents and restricted cash	1,252	(1,910)

Cash and cash equivalents and restricted cash at beginning of year	1,044	2,296

Cash and cash equivalents and restricted cash at end of year	2,296	386